Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 619,430	$ 8,469	₨ 610,232	₨ 585,845
Cost of revenues	(423,205)	(5,786)	(436,085)	(413,033)
Gross profit	196,225	2,683	174,147	172,812
Selling and marketing expenses	(41,400)	(566)	(42,907)	(44,510)
General and administrative expenses	(34,686)	(474)	(29,823)	(35,951)
Foreign exchange gains/(losses), net	2,995	41	3,169	3,215
Other operating income/(loss), net	(81)	(1)	1,144	4,344
Results from operating activities	123,053	1,683	105,730	99,910
Finance expenses	(5,088)	(70)	(7,328)	(7,375)
Finance and other income	20,912	286	24,081	22,923
Share of net profit /(loss) of associates accounted for using the equity method	130	2	29	(43)
Profit before tax	139,007	1,901	122,512	115,415
Income tax expense	(30,345)	(415)	(24,799)	(25,242)
Profit for the year	108,662	1,486	97,713	90,173
Profit attributable to:
Equity holders of the Company	107,946	1,476	97,218	90,031
Non-controlling interest	716	10	495	142
Profit for the year	₨ 108,662	$ 1,486	₨ 97,713	₨ 90,173
Earnings per equity share: Attributable to equity holders of the Company
Basic | (per share)	₨ 19.11	$ 0.26	₨ 16.67	₨ 14.99
Diluted | (per share)	₨ 19.07	$ 0.26	₨ 16.62	₨ 14.95
Weighted average number of equity shares used in computing earnings per equity share
Basic	5,649,265,885	5,649,265,885	5,833,384,018	6,007,376,837
Diluted	5,661,657,822	5,661,657,822	5,847,823,239	6,022,304,367